Quarterly Holdings Report
for
Fidelity® Mid Cap Growth Index Fund
March 31, 2023
MCG-NPRT3-0523
1.9896345.103
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.4%
Entertainment - 2.8%
Electronic Arts, Inc.	3,015	363,157
Liberty Media Corp. Liberty Formula One:
Class A (a)	441	29,768
Series C (a)	3,974	297,374
Live Nation Entertainment, Inc. (a)	13,842	968,940
Madison Square Garden Sports Corp.	1,655	322,477
Playtika Holding Corp. (a)(b)	14,619	164,610
Roblox Corp. (a)	79,414	3,572,042
Roku, Inc. Class A (a)(b)	6,103	401,699
Spotify Technology SA (a)	24,848	3,320,190
Take-Two Interactive Software, Inc. (a)	24,291	2,897,916
Warner Bros Discovery, Inc.	307,400	4,641,740
World Wrestling Entertainment, Inc. Class A (b)	7,640	697,226
		17,677,139
Interactive Media & Services - 0.6%
Match Group, Inc. (a)	46,352	1,779,453
Pinterest, Inc. Class A (a)	22,259	607,003
TripAdvisor, Inc. (a)	1,486	29,512
Zoominfo Technologies, Inc. (a)(b)	48,779	1,205,329
		3,621,297
Media - 1.0%
Cable One, Inc. (b)	630	442,260
Liberty Broadband Corp.:
Class A (a)	1,440	118,253
Class C (a)	9,840	803,928
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	3,669	103,062
Series C (a)	7,647	214,040
Nexstar Broadcasting Group, Inc. Class A	582	100,488
The Trade Desk, Inc. (a)	77,901	4,744,950
		6,526,981
TOTAL COMMUNICATION SERVICES		27,825,417
CONSUMER DISCRETIONARY - 15.0%
Auto Components - 0.2%
Aptiv PLC (a)	12,047	1,351,553
Automobiles - 0.1%
Lucid Group, Inc. Class A (a)(b)	96,782	778,127
Broadline Retail - 0.5%
eBay, Inc.	12,538	556,311
Etsy, Inc. (a)	22,192	2,470,635
Nordstrom, Inc. (b)	16,953	275,825
Ollie's Bargain Outlet Holdings, Inc. (a)	554	32,099
		3,334,870
Distributors - 0.4%
Genuine Parts Co.	2,001	334,787
Pool Corp.	6,752	2,312,155
		2,646,942
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	2,866	220,653
H&R Block, Inc.	22,305	786,251
Mister Car Wash, Inc. (a)(b)	10,258	88,424
		1,095,328
Hotels, Restaurants & Leisure - 5.3%
Caesars Entertainment, Inc. (a)	24,980	1,219,274
Chipotle Mexican Grill, Inc. (a)	4,880	8,336,455
Choice Hotels International, Inc.	5,710	669,155
Churchill Downs, Inc.	6,332	1,627,641
Darden Restaurants, Inc.	15,864	2,461,458
Domino's Pizza, Inc.	4,577	1,509,815
Doordash, Inc. (a)(b)	39,258	2,495,238
Draftkings Holdings, Inc.	62,807	1,215,944
Expedia, Inc. (a)	26,178	2,540,051
Hilton Worldwide Holdings, Inc.	33,690	4,745,910
Las Vegas Sands Corp. (a)	21,901	1,258,212
Norwegian Cruise Line Holdings Ltd. (a)(b)	5,443	73,208
Planet Fitness, Inc. (a)	10,917	847,923
Six Flags Entertainment Corp. (a)(b)	6,577	175,672
Travel+Leisure Co.	10,150	397,880
Vail Resorts, Inc. (b)	6,754	1,578,275
Wendy's Co.	30,273	659,346
Wyndham Hotels & Resorts, Inc.	10,694	725,588
Wynn Resorts Ltd. (a)	2,328	260,526
Yum! Brands, Inc.	5,760	760,781
		33,558,352
Household Durables - 1.2%
D.R. Horton, Inc.	29,349	2,867,104
NVR, Inc. (a)	374	2,083,999
PulteGroup, Inc.	15,730	916,744
Toll Brothers, Inc.	10,149	609,244
TopBuild Corp. (a)	4,777	994,285
		7,471,376
Leisure Products - 0.4%
Brunswick Corp.	2,228	182,696
Mattel, Inc. (a)	30,087	553,902
Polaris, Inc.	7,238	800,740
YETI Holdings, Inc. (a)	15,306	612,240
		2,149,578
Specialty Retail - 5.2%
Advance Auto Parts, Inc.	829	100,815
AutoZone, Inc. (a)	3,021	7,426,071
Best Buy Co., Inc.	10,985	859,796
Burlington Stores, Inc. (a)	10,799	2,182,478
CarMax, Inc. (a)(b)	3,239	208,203
Carvana Co. Class A (a)(b)	18,493	181,046
Five Below, Inc. (a)	9,686	1,995,025
Floor & Decor Holdings, Inc. Class A (a)(b)	18,318	1,799,194
Leslie's, Inc. (a)(b)	27,634	304,250
O'Reilly Automotive, Inc. (a)	4,492	3,813,618
RH (a)	1,204	293,234
Ross Stores, Inc.	25,664	2,723,720
Tractor Supply Co.	19,603	4,607,489
Ulta Beauty, Inc. (a)	8,947	4,882,109
Victoria's Secret & Co. (a)	10,310	352,087
Wayfair LLC Class A (a)(b)	8,911	306,004
Williams-Sonoma, Inc. (b)	9,302	1,131,681
		33,166,820
Textiles, Apparel & Luxury Goods - 1.5%
Deckers Outdoor Corp. (a)	4,127	1,855,293
lululemon athletica, Inc. (a)	19,829	7,221,524
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,584	170,312
Tapestry, Inc.	5,650	243,572
		9,490,701
TOTAL CONSUMER DISCRETIONARY		95,043,647
CONSUMER STAPLES - 3.2%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	1,592	523,290
Brown-Forman Corp.:
Class A (b)	4,815	313,890
Class B (non-vtg.) (b)	19,087	1,226,721
		2,063,901
Food & Staples Retailing - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	15,005	1,141,430
Dollar Tree, Inc. (a)	11,489	1,649,246
Grocery Outlet Holding Corp. (a)(b)	1,139	32,188
Performance Food Group Co. (a)	8,352	503,960
		3,326,824
Food Products - 1.7%
Darling Ingredients, Inc. (a)	1,962	114,581
Freshpet, Inc. (a)(b)	4,520	299,179
Kellogg Co.	24,800	1,660,608
Lamb Weston Holdings, Inc.	25,580	2,673,622
Pilgrim's Pride Corp. (a)	4,282	99,257
The Hershey Co.	22,466	5,715,575
		10,562,822
Household Products - 0.7%
Church & Dwight Co., Inc. (b)	19,526	1,726,294
The Clorox Co. (b)	18,134	2,869,524
		4,595,818
Personal Products - 0.0%
Olaplex Holdings, Inc. (a)(b)	21,910	93,556
TOTAL CONSUMER STAPLES		20,642,921
ENERGY - 4.1%
Energy Equipment & Services - 0.3%
Halliburton Co.	72,256	2,286,180
Oil, Gas & Consumable Fuels - 3.8%
Antero Resources Corp. (a)	32,766	756,567
Cheniere Energy, Inc.	25,408	4,004,301
Coterra Energy, Inc.	22,717	557,475
Devon Energy Corp.	56,466	2,857,744
Diamondback Energy, Inc.	18,147	2,452,930
Enviva, Inc. (b)	5,415	156,385
Hess Corp.	39,141	5,179,920
New Fortress Energy, Inc.	9,809	288,679
ONEOK, Inc.	8,923	566,967
Ovintiv, Inc.	31,017	1,119,093
PDC Energy, Inc.	8,359	536,481
Range Resources Corp.	27,583	730,122
Southwestern Energy Co. (a)	13,738	68,690
Targa Resources Corp.	40,103	2,925,514
Texas Pacific Land Corp. (b)	1,016	1,728,236
		23,929,104
TOTAL ENERGY		26,215,284
FINANCIALS - 6.7%
Banks - 0.1%
First Citizens Bancshares, Inc.	481	468,061
Western Alliance Bancorp.	11,508	408,994
		877,055
Capital Markets - 3.6%
Ameriprise Financial, Inc.	11,913	3,651,335
Ares Management Corp.	27,219	2,271,153
Blue Owl Capital, Inc. Class A (b)	74,872	829,582
FactSet Research Systems, Inc.	6,736	2,796,046
LPL Financial	14,130	2,859,912
MarketAxess Holdings, Inc.	6,592	2,579,384
Morningstar, Inc.	3,998	811,714
MSCI, Inc.	10,386	5,812,940
Raymond James Financial, Inc.	2,769	258,265
Tradeweb Markets, Inc. Class A	12,078	954,404
		22,824,735
Consumer Finance - 0.0%
Credit Acceptance Corp. (a)(b)	117	51,017
Upstart Holdings, Inc. (a)(b)	2,379	37,802
		88,819
Diversified Financial Services - 0.7%
Apollo Global Management, Inc.	65,411	4,131,359
Financial Services - 1.3%
Euronet Worldwide, Inc. (a)	6,302	705,194
FleetCor Technologies, Inc. (a)	12,744	2,687,072
Jack Henry & Associates, Inc.	12,881	1,941,424
Rocket Companies, Inc. (b)	11,165	101,155
Shift4 Payments, Inc. (a)(b)	8,958	679,016
The Western Union Co.	22,177	247,274
Toast, Inc. (a)(b)	45,245	803,099
UWM Holdings Corp. Class A (b)	14,995	73,625
WEX, Inc. (a)	5,591	1,028,129
		8,265,988
Insurance - 1.0%
Arch Capital Group Ltd. (a)	20,430	1,386,584
Arthur J. Gallagher & Co.	4,210	805,415
Assurant, Inc.	578	69,400
Brown & Brown, Inc.	3,181	182,653
Erie Indemnity Co. Class A	3,292	762,625
Everest Re Group Ltd.	2,134	764,015
Lincoln National Corp.	6,225	139,876
Markel Corp. (a)	538	687,247
RenaissanceRe Holdings Ltd.	4,179	837,221
Ryan Specialty Group Holdings, Inc. (a)(b)	14,601	587,544
		6,222,580
TOTAL FINANCIALS		42,410,536
HEALTH CARE - 17.0%
Biotechnology - 3.8%
Alnylam Pharmaceuticals, Inc. (a)	21,819	4,370,782
Exact Sciences Corp. (a)	5,623	381,296
Exelixis, Inc. (a)	49,158	954,157
Horizon Therapeutics PLC (a)	36,543	3,988,303
Incyte Corp. (a)	28,020	2,025,005
Ionis Pharmaceuticals, Inc. (a)(b)	23,036	823,307
Natera, Inc. (a)	16,102	893,983
Neurocrine Biosciences, Inc. (a)	16,998	1,720,538
Novavax, Inc. (a)(b)	15,208	105,391
Repligen Corp. (a)	6,988	1,176,500
Sarepta Therapeutics, Inc. (a)	14,934	2,058,353
Seagen, Inc. (a)	24,132	4,886,006
Ultragenyx Pharmaceutical, Inc. (a)	9,214	369,481
		23,753,102
Health Care Equipment & Supplies - 5.2%
Align Technology, Inc. (a)	10,446	3,490,426
DexCom, Inc. (a)	68,425	7,949,617
Globus Medical, Inc. (a)	922	52,222
ICU Medical, Inc. (a)(b)	661	109,039
IDEXX Laboratories, Inc. (a)	14,592	7,297,167
Insulet Corp. (a)	12,219	3,897,372
Masimo Corp. (a)	6,441	1,188,622
Novocure Ltd. (a)(b)	18,336	1,102,727
Penumbra, Inc. (a)	6,329	1,763,829
ResMed, Inc.	25,649	5,616,875
Tandem Diabetes Care, Inc. (a)	10,594	430,222
		32,898,118
Health Care Providers & Services - 1.5%
agilon health, Inc. (a)(b)	31,336	744,230
AmerisourceBergen Corp.	28,940	4,633,583
Chemed Corp.	924	496,881
DaVita HealthCare Partners, Inc. (a)	9,870	800,556
Guardant Health, Inc. (a)	17,322	406,028
Molina Healthcare, Inc. (a)	7,889	2,110,229
		9,191,507
Health Care Technology - 0.8%
Certara, Inc. (a)	13,346	321,772
Definitive Healthcare Corp. (a)(b)	3,096	31,982
Doximity, Inc. (a)(b)	9,262	299,904
Teladoc Health, Inc. (a)(b)	2,746	71,121
Veeva Systems, Inc. Class A (a)	24,734	4,545,862
		5,270,641
Life Sciences Tools & Services - 5.6%
10X Genomics, Inc. (a)	14,633	816,375
Agilent Technologies, Inc.	47,160	6,524,114
Avantor, Inc. (a)(b)	100,555	2,125,733
Bio-Techne Corp.	27,613	2,048,608
Bruker Corp.	19,027	1,500,089
Charles River Laboratories International, Inc. (a)	8,349	1,684,995
IQVIA Holdings, Inc. (a)	32,935	6,550,442
Maravai LifeSciences Holdings, Inc. (a)	19,550	273,896
Mettler-Toledo International, Inc. (a)	3,904	5,973,940
Sotera Health Co. (a)	17,578	314,822
Syneos Health, Inc. (a)	3,158	112,488
Waters Corp. (a)	10,484	3,246,161
West Pharmaceutical Services, Inc.	13,144	4,554,002
		35,725,665
Pharmaceuticals - 0.1%
Catalent, Inc. (a)	10,131	665,708
TOTAL HEALTH CARE		107,504,741
INDUSTRIALS - 17.6%
Aerospace & Defense - 1.5%
Axon Enterprise, Inc. (a)	9,279	2,086,383
BWX Technologies, Inc.	6,308	397,656
HEICO Corp. (b)	7,502	1,283,142
HEICO Corp. Class A	13,094	1,779,475
Howmet Aerospace, Inc.	6,448	273,202
Huntington Ingalls Industries, Inc. (b)	1,540	318,811
Spirit AeroSystems Holdings, Inc. Class A (b)	17,581	607,072
TransDigm Group, Inc.	3,528	2,600,312
		9,346,053
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	5,544	550,907
Expeditors International of Washington, Inc.	8,700	958,044
GXO Logistics, Inc. (a)	2,043	103,090
		1,612,041
Airlines - 0.6%
Delta Air Lines, Inc. (a)	113,642	3,968,379
Building Products - 1.7%
A.O. Smith Corp.	5,358	370,506
Advanced Drain Systems, Inc. (b)	11,052	930,689
Allegion PLC	12,318	1,314,700
Armstrong World Industries, Inc.	4,655	331,622
Carlisle Companies, Inc.	7,694	1,739,383
Fortune Brands Home & Security, Inc.	7,818	459,151
Masco Corp.	2,067	102,771
MasterBrand, Inc.	7,814	62,825
Trane Technologies PLC (b)	23,701	4,360,510
Trex Co., Inc. (a)	19,550	951,499
		10,623,656
Commercial Services & Supplies - 2.5%
Cintas Corp.	14,339	6,634,369
Copart, Inc. (a)	75,665	5,690,765
Driven Brands Holdings, Inc. (a)	631	19,126
MSA Safety, Inc.	2,533	338,156
Republic Services, Inc.	2,348	317,497
Ritchie Bros. Auctioneers, Inc. (b)	10,344	582,264
Rollins, Inc.	38,076	1,428,992
Tetra Tech, Inc.	3,837	563,694
		15,574,863
Construction & Engineering - 0.5%
AECOM	1,427	120,325
Quanta Services, Inc.	13,789	2,297,799
Valmont Industries, Inc.	518	165,387
Willscot Mobile Mini Holdings (a)	19,198	900,002
		3,483,513
Electrical Equipment - 1.0%
ChargePoint Holdings, Inc. Class A (a)(b)	44,998	471,129
Generac Holdings, Inc. (a)	11,055	1,194,051
Plug Power, Inc. (a)(b)	45,850	537,362
Rockwell Automation, Inc.	13,763	4,038,752
Vertiv Holdings Co.	8,518	121,893
		6,363,187
Ground Transportation - 1.5%
J.B. Hunt Transport Services, Inc.	13,033	2,286,770
Landstar System, Inc.	5,639	1,010,847
Old Dominion Freight Lines, Inc.	17,632	6,009,691
RXO, Inc.	1,534	30,128
XPO, Inc. (a)	1,379	43,990
		9,381,426
Machinery - 1.6%
AGCO Corp.	1,451	196,175
Allison Transmission Holdings, Inc.	12,935	585,179
Donaldson Co., Inc.	3,615	236,204
Graco, Inc.	20,433	1,491,813
IDEX Corp.	2,402	554,934
Lincoln Electric Holdings, Inc.	9,942	1,681,192
Middleby Corp. (a)	655	96,030
Nordson Corp. (b)	2,377	528,312
Otis Worldwide Corp.	9,030	762,132
Parker Hannifin Corp.	5,157	1,733,319
Toro Co.	18,519	2,058,572
Xylem, Inc. (b)	4,459	466,857
		10,390,719
Professional Services - 3.9%
Booz Allen Hamilton Holding Corp. Class A	23,298	2,159,492
Broadridge Financial Solutions, Inc.	18,805	2,756,249
CoStar Group, Inc. (a)	10,237	704,817
Equifax, Inc.	10,787	2,188,035
FTI Consulting, Inc. (a)	2,515	496,335
Genpact Ltd.	16,720	772,798
KBR, Inc.	15,671	862,689
Paychex, Inc.	57,267	6,562,226
Robert Half International, Inc.	16,544	1,332,950
TransUnion Holding Co., Inc.	25,037	1,555,799
Verisk Analytics, Inc.	27,574	5,290,348
		24,681,738
Trading Companies & Distributors - 2.5%
Core & Main, Inc. (a)(b)	4,457	102,957
Fastenal Co.	102,190	5,512,129
SiteOne Landscape Supply, Inc. (a)(b)	4,800	656,976
United Rentals, Inc.	5,689	2,251,479
W.W. Grainger, Inc.	7,999	5,509,791
Watsco, Inc.	3,093	984,069
WESCO International, Inc.	4,183	646,441
		15,663,842
Transportation - 0.1%
Lyft, Inc. (a)	46,382	429,961
TOTAL INDUSTRIALS		111,519,378
INFORMATION TECHNOLOGY - 25.8%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	43,683	7,332,628
Ubiquiti, Inc.	210	57,055
		7,389,683
Electronic Equipment & Components - 3.3%
Amphenol Corp. Class A (b)	78,401	6,406,930
Arrow Electronics, Inc. (a)	515	64,308
CDW Corp.	24,002	4,677,750
Cognex Corp.	28,712	1,422,680
Coherent Corp. (a)(b)	3,305	125,854
Corning, Inc.	7,685	271,127
Jabil, Inc.	18,842	1,661,111
Keysight Technologies, Inc. (a)	29,464	4,757,847
National Instruments Corp.	2,999	157,178
Vontier Corp.	17,484	478,013
Zebra Technologies Corp. Class A (a)	3,755	1,194,090
		21,216,888
IT Services - 2.7%
Cloudflare, Inc. (a)(b)	50,199	3,095,270
EPAM Systems, Inc. (a)	9,742	2,912,858
Gartner, Inc. (a)	13,624	4,438,290
Globant SA (a)	7,224	1,184,808
GoDaddy, Inc. (a)	3,828	297,512
MongoDB, Inc. Class A (a)	11,770	2,743,822
Okta, Inc. (a)	3,660	315,638
Thoughtworks Holding, Inc. (a)	15,322	112,770
Twilio, Inc. Class A (a)	11,686	778,638
VeriSign, Inc. (a)	1,765	372,997
Wix.com Ltd. (a)	7,611	759,578
		17,012,181
Semiconductors & Semiconductor Equipment - 4.5%
Allegro MicroSystems LLC (a)	11,770	564,842
Enphase Energy, Inc. (a)	23,234	4,885,646
Entegris, Inc. (b)	26,342	2,160,307
GlobalFoundries, Inc. (a)(b)	2,717	196,113
Lattice Semiconductor Corp. (a)	24,083	2,299,927
Microchip Technology, Inc.	80,703	6,761,297
Monolithic Power Systems, Inc.	8,138	4,073,395
onsemi (a)	48,060	3,956,299
Teradyne, Inc.	25,214	2,710,757
Universal Display Corp.	7,710	1,196,052
		28,804,635
Software - 13.1%
Alteryx, Inc. Class A (a)(b)	10,656	626,999
ANSYS, Inc. (a)	8,137	2,707,994
AppLovin Corp. (a)(b)	38,856	611,982
Aspen Technology, Inc.	4,784	1,094,914
Bentley Systems, Inc. Class B	29,923	1,286,390
Black Knight, Inc. (a)	2,551	146,836
Cadence Design Systems, Inc. (a)	48,434	10,175,499
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	11,703	104,976
Ceridian HCM Holding, Inc. (a)	4,608	337,398
Confluent, Inc. (a)(b)	22,066	531,129
Crowdstrike Holdings, Inc. (a)	38,236	5,248,273
Datadog, Inc. Class A (a)	47,128	3,424,320
DocuSign, Inc. (a)	35,064	2,044,231
DoubleVerify Holdings, Inc. (a)	13,284	400,513
Dropbox, Inc. Class A (a)	44,373	959,344
Dynatrace, Inc. (a)	38,406	1,624,574
Elastic NV (a)	13,732	795,083
Fair Isaac Corp. (a)	4,310	3,028,594
Five9, Inc. (a)	12,425	898,203
Fortinet, Inc. (a)	114,560	7,613,658
Gen Digital, Inc.	34,899	598,867
HubSpot, Inc. (a)	8,219	3,523,896
Informatica, Inc. (a)(b)	1,108	18,171
Jamf Holding Corp. (a)	10,048	195,132
Manhattan Associates, Inc. (a)	6,795	1,052,206
nCino, Inc. (a)(b)	2,457	60,884
NCR Corp. (a)	1,193	28,143
New Relic, Inc. (a)	9,456	711,942
Nutanix, Inc. Class A (a)	21,246	552,184
Palantir Technologies, Inc. (a)(b)	326,541	2,759,271
Paycom Software, Inc. (a)	9,087	2,762,539
Paylocity Holding Corp. (a)	7,128	1,416,904
Pegasystems, Inc.	7,324	355,068
Procore Technologies, Inc. (a)(b)	9,091	569,369
PTC, Inc. (a)	18,899	2,423,419
RingCentral, Inc. (a)	15,144	464,466
SentinelOne, Inc. (a)	23,778	389,008
Smartsheet, Inc. (a)(b)	22,563	1,078,511
Splunk, Inc. (a)	28,882	2,769,206
Synopsys, Inc. (a)	27,069	10,455,396
Teradata Corp. (a)	9,827	395,832
Tyler Technologies, Inc. (a)	6,376	2,261,185
UiPath, Inc. Class A (a)(b)	6,106	107,221
Unity Software, Inc. (a)(b)	28,199	914,776
Zoom Video Communications, Inc. Class A (a)	21,981	1,623,077
Zscaler, Inc. (a)	14,979	1,749,997
		82,897,580
Technology Hardware, Storage & Peripherals - 1.0%
Dell Technologies, Inc.	6,399	257,304
HP, Inc.	80,087	2,350,553
NetApp, Inc.	38,579	2,463,269
Pure Storage, Inc. Class A (a)	50,617	1,291,240
		6,362,366
TOTAL INFORMATION TECHNOLOGY		163,683,333
MATERIALS - 3.5%
Chemicals - 1.8%
Albemarle Corp.	10,700	2,365,128
Axalta Coating Systems Ltd. (a)	9,510	288,058
CF Industries Holdings, Inc.	34,754	2,519,317
FMC Corp.	7,646	933,806
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	29,371	39,063
PPG Industries, Inc.	22,213	2,967,213
RPM International, Inc.	1,149	100,239
The Chemours Co. LLC	15,792	472,812
The Mosaic Co.	7,411	340,017
The Scotts Miracle-Gro Co. Class A (b)	2,444	170,445
Valvoline, Inc.	30,478	1,064,901
		11,260,999
Construction Materials - 0.5%
Eagle Materials, Inc.	5,270	773,373
Martin Marietta Materials, Inc.	973	345,473
Vulcan Materials Co.	11,466	1,967,107
		3,085,953
Containers & Packaging - 1.1%
Ardagh Metal Packaging SA (b)	8,659	35,329
Avery Dennison Corp.	8,887	1,590,151
Ball Corp.	21,787	1,200,682
Berry Global Group, Inc.	10,429	614,268
Crown Holdings, Inc.	17,997	1,488,532
Graphic Packaging Holding Co.	41,844	1,066,604
Sealed Air Corp.	25,870	1,187,692
		7,183,258
Metals & Mining - 0.1%
MP Materials Corp. (a)(b)	16,124	454,536
Royal Gold, Inc.	757	98,190
		552,726
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	1,214	65,811
TOTAL MATERIALS		22,148,747
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Apartment Income (REIT) Corp.	2,152	77,063
Camden Property Trust (SBI)	1,542	161,663
Equity Lifestyle Properties, Inc.	19,321	1,297,019
Extra Space Storage, Inc.	2,805	457,019
Iron Mountain, Inc.	38,375	2,030,421
Lamar Advertising Co. Class A	13,503	1,348,815
SBA Communications Corp. Class A	4,316	1,126,778
Simon Property Group, Inc.	28,087	3,144,901
		9,643,679
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	27,307	1,988,223
Opendoor Technologies, Inc. (a)(b)	22,570	39,723
Zillow Group, Inc.:
Class A (a)	645	28,187
Class C (a)	1,678	74,621
		2,130,754
TOTAL REAL ESTATE		11,774,433
UTILITIES - 0.2%
Gas Utilities - 0.0%
National Fuel Gas Co.	1,249	72,117
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	21,341	513,891
Vistra Corp.	40,223	965,352
		1,479,243
TOTAL UTILITIES		1,551,360
TOTAL COMMON STOCKS (Cost $560,330,067)		630,319,797

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $98,872)	100,000	98,881

Money Market Funds - 6.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	2,508,056	2,508,557
Fidelity Securities Lending Cash Central Fund 4.87% (e)(f)	38,357,025	38,360,861
TOTAL MONEY MARKET FUNDS (Cost $40,869,418)		40,869,418

TOTAL INVESTMENT IN SECURITIES - 105.9% (Cost $601,298,357)	671,288,096
NET OTHER ASSETS (LIABILITIES) - (5.9)% (g)	(37,440,444)
NET ASSETS - 100.0%	633,847,652

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	12	Jun 2023	3,035,640	97,308	97,308

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $98,881.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $50,118 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	576,947	139,281,231	137,349,621	59,093	-	-	2,508,557	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	20,271,725	152,880,470	134,791,334	127,779	-	-	38,360,861	0.1%
Total	20,848,672	292,161,701	272,140,955	186,872	-	-	40,869,418

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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